GOODWILL AND IDENTIFIABLE INTANGIBLE ASSETS - Identifiable Intangible Assets (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Intangible assets with definite lives
Gross carrying value	$ 1,711.4		$ 1,711.4		$ 1,737.6	$ 1,616.9
Accumulated amortization	(391.8)		(391.8)		(326.6)	(200.6)
Net book value	1,319.6		1,319.6		1,411.0	1,416.3
Intangible assets with indefinite lives
Gross carrying value/net book value					900.4	846.6
Total identifiable intangible assets, gross carrying value	2,585.6		2,585.6		2,638.0
Total identifiable intangible assets, net book value	2,193.8		2,193.8		2,311.4	2,262.9
Amortization of intangible assets	24.2	$ 24.8	72.6	$ 74.0	98.2	93.7	$ 91.2
Trademarks and trade names
Intangible assets with definite lives
Gross carrying value						846.6
Accumulated amortization						(200.6)
Net book value						846.6
Intangible assets with indefinite lives
Gross carrying value/net book value	874.2		874.2		900.4	2,463.5
Total identifiable intangible assets, gross carrying value					2,638.0
Total identifiable intangible assets, net book value					2,311.4	2,262.9
Customer relationships
Intangible assets with definite lives
Gross carrying value	924.4		924.4		939.2	885.5
Accumulated amortization	(173.6)		(173.6)		(142.4)	(90.4)
Net book value	750.8		750.8		796.8	795.1
Trademarks
Intangible assets with definite lives
Gross carrying value	28.5		28.5		28.8	26.9
Accumulated amortization	(7.1)		(7.1)		(5.3)	(3.0)
Net book value	21.4		21.4		23.5	23.9
Capitalized software
Intangible assets with definite lives
Gross carrying value	81.8		81.8		76.7	53.5
Accumulated amortization	(67.6)		(67.6)		(58.5)	(31.5)
Net book value	14.2		14.2		18.2	22.0
Brand name
Intangible assets with definite lives
Gross carrying value	620.5		620.5		642.7	603.3
Accumulated amortization	(126.7)		(126.7)		(106.5)	(69.8)
Net book value	493.8		493.8		536.2	533.5
Non-compete agreements
Intangible assets with definite lives
Gross carrying value	8.5		8.5		8.5	6.2
Accumulated amortization	(8.4)		(8.4)		(8.4)	(4.4)
Net book value	0.1		0.1		0.1	1.8
Favorable leases
Intangible assets with definite lives
Gross carrying value	4.3		4.3		4.3	4.1
Accumulated amortization	(2.9)		(2.9)		(2.3)	(1.5)
Net book value	1.4		1.4		2.0	2.6
Intellectual property
Intangible assets with definite lives
Gross carrying value	43.4		43.4		37.4	37.4
Accumulated amortization	(5.5)		(5.5)		(3.2)
Net book value	$ 37.9		$ 37.9		$ 34.2	$ 37.4